SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2018
SEGMENT INFORMATION
Schedule of reconciliation of gross profit by segment to consolidated income from operations

	For the years ended March 31,
	2016	2017	2018

Net revenues:
Medical examinations and other medical services	$364,635	$427,065	$546,610
Dental services	6,177	8,648	17,322

Total net revenues	370,812	435,713	563,932

Cost of revenues:
Medical examinations and other medical services	206,034	253,147	308,064
Dental services	4,875	8,987	17,592

Total cost of revenues	210,909	262,134	325,656

Gross profit:
Medical examinations and other medical services	158,601	173,918	238,546
Dental services	1,302	(339)	(270)

Total gross profit	159,903	173,579	238,276

Operating expenses:
Selling and marketing expenses	64,763	74,304	96,594
General and administrative expenses	65,422	82,783	126,255
Research and development expenses	3,716	3,194	3,055

Total operating expenses	133,901	160,281	225,904

Income from operations	$26,002	$13,298	$12,372

Schedule of components of net revenues

	For the years ended March 31,
	2016	2017	2018

Medical examinations	$308,053	$360,365	$451,005
Disease screening	27,092	34,951	55,233
Other services	29,490	31,749	40,372

Medical examinations and other medical services	364,635	427,065	546,610
Dental services	6,177	8,648	17,322

Total	$370,812	$435,713	$563,932